NUVEEN INTERNATIONAL SMALL CAP FUND

SUPPLEMENT DATED MARCH 28, 2025

TO THE PROSPECTUS DATED NOVEMBER 29, 2024

The liquidation of Nuveen International Small Cap Fund is complete. All references to Nuveen International Small Cap Fund in this prospectus are deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-ISCPRO-0325P

NUVEEN INTERNATIONAL SMALL CAP FUND

SUPPLEMENT DATED MARCH 28, 2025

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 29, 2024

The liquidation of Nuveen International Small Cap Fund is complete. All references to Nuveen International Small Cap Fund in this statement of additional information are deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-ISCSAI-0325P